Lease (Tables)	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
Schedule of Operating Leases

The following table summarizes the supplemental consolidated balance sheet information related to operating leases as of March 31, 2025 and 2024, respectively:

	As of March 31,
	2025	2024

Operating lease right-of-use assets, net	98,396	—
Operating lease liabilities, current	40,058	—
Operating lease liabilities, non-current	41,679	—
Weighted average remaining lease terms – operating lease (months)	29	—
Weighted average discount rate – operating lease	3.35%	—

Information related to operating lease activities for the years ended March 31, 2025 and 2024 are as follows:

	For the years ended March 31,
	2025	2024

Operating lease expense	10,966	—
Short-term lease expense	—	—

The Company entered into two leases for office space and warehouses located in Tianjin, China:

Location of property	Approximate gross floor area (sq. meters)	Term of lease	Facility usage
Room 102, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	524	3 years (September 5, 2024 to September 4, 2027)	Office
Room 102-1, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	100	3 years (September 5, 2024 to September 4, 2027)	Office

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows:

Twelve months ending March 31,	Lease liabilities
2026	42,400
2027 and thereafter	42,400
Total undiscounted lease payment	84,800
less: imputed interest	3,062
Total lease liabilities	81,737